GOING CONCERN (Details Narrative) - USD ($)					12 Months Ended
	Jun. 30, 2024	Jun. 07, 2024	Feb. 12, 2024	Feb. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Working capital					$ 602,286	$ 602,286
Operating income loss					5,483,626	364,502
Operating activities					$ 7,244,305	$ 1,675,571
Subsequent Event [Member]
Offerings cost			$ 100,000,000	$ 100,000,000
Maxim Group LLC [Member]
Sale of Stock, Description of Transaction		The S-3 contained two prospectuses: i) a base prospectus that covers the potential offering, issuance and sale from time to time of our common stock, preferred stock, warrants, debt securities and units in one or more offerings with a total value of up to $100,000,000; and ii) a sales agreement prospectus covering the potential offering, issuance and sale from time to time of shares of our common stock having an aggregate gross sales price of up to $1,650,000 pursuant to an equity distribution agreement entered into with the New York-based investment banking firm, Maxim Group LLC (“At-the-Market Offering” or “ATM”). On June 7, 2024, MGO entered into an Amendment No. 1 (“Amendment”) to the equity distribution agreement for the ATM whereby the offering size was amended to reflect an increase in the aggregate gross sales price from $1,650,000 to $3,389,384.
Maxim Group LLC [Member] | Subsequent Event [Member]
Offerings cost		$ 1,650,000	$ 1,650,000	$ 1,650,000
Net proceeds from sales	$ 1,665,533
Maxim Group LLC [Member] | Subsequent Event [Member] | Maximum [Member]
Offerings cost		$ 3,389,384